Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description	This Form 8-K recasts information in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2016, to show the effect of the adoption of ASU 2016-09 on a retrospective basis on the Consolidated Statements of Cash Flows.
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	EVR
Entity Registrant Name	Evercore Inc.
Entity Central Index Key	0001360901
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes